NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Non-controlling interests
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2017:

	Place of business	Entity type	Economic interest[1]	Method[2]
Acacia Mining plc[3]	Tanzania	Subsidiary, publicly traded	63.9%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
South Arturo[3]	United States	Subsidiary	60%	Consolidation
Norte Abierto Project[4]	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Kalgoorlie Mine	Australia	JO	50%	Our share
Porgera Mine[5]	Papua New Guinea	JO	47.5%	Our share
Turquoise Ridge Mine[5]	United States	JO	75%	Our share
Veladero[6]	Argentina	JO	50%	Our share
GNX[7,8]	Chile	JV	50%	Equity Method
Jabal Sayid[7]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[7,8]	Tanzania	JV	50%	Equity Method
Zaldívar[7]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by their partners in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]	We consolidate our interests in Acacia, Pueblo Viejo and South Arturo and record a non-controlling interest for the 36.1%, 40% and 40%, respectively, that we do not own.

[4]
We divested 25% of Cerro Casale on June 9, 2017, bringing our ownership down to 50%. As part of that transaction, we formed a joint operation with Goldcorp. The joint operation, which is now referred to as Norte Abierto, includes the Cerro Casale and Caspiche deposits.

[5]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[6]	We divested 50% of Veladero on June 30, 2017, bringing our ownership down to 50%.

[7]	Barrick has commitments of $301 million relating to its interest in the joint ventures.

[8]
These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies. Expenses are recognized through our equity pick-up (loss). Refer to note 16 for further details.

	Pueblo Viejo		Acacia
For the years ended December 31	2017	2016	2017	2016
Revenue	$1,417	$1,548	$751	$1,045
Income (loss) from continuing operations after tax	293	810	(630)	81
Other comprehensive income (loss)	—	—	—	—
Total comprehensive income (loss)	$293	$810	($630)	$81
Dividends paid to NCI	$—	$—	$13	$7

Summarized Statements of Cash Flows

	Pueblo Viejo		Acacia
For the years ended December 31	2017	2016	2017	2016
Net cash provided by (used in) operating activities	$283	$602	($15)	$324
Net cash used in investing activities	(112)	(54)	(160)	(190)
Net cash provided by (used in) financing activities	(539)	(350)	(62)	(49)
Net increase (decrease) in cash and cash equivalents	($368)	$198	($237)	$85

	Pueblo Viejo		Acacia
	As at December 31, 2017	As at December 31, 2016	As at December 31, 2017	As at December 31, 2016
Current assets	$488	$833	$464	$673
Non-current assets	3,489	3,703	1,333	1,725
Total assets	$3,977	$4,536	$1,797	$2,398
Current liabilities	907	1,357	212	71
Non-current liabilities	248	603	280	381
Total liabilities	$1,155	$1,960	$492	$452

	Pueblo Viejo	Acacia	Cerro Casale	Other	Total
NCI in subsidiary at December 31, 2017	40%	36.1%	25%	Various
At January 1, 2016	$1,232	$677	$318	$50	$2,277
Share of income (loss)	174	34	(1)	(1)	206
Cash contributed	—	—	2	68	70
Disbursements	(95)	(7)	—	(73)	(175)
At December 31, 2016	$1,311	$704	$319	$44	$2,378
Share of income (loss)	118	(211)	173	(2)	78
Cash contributed	—	—	1	12	13
Decrease in non-controlling interest	—	—	(493)	—	(493)
Disbursements	(139)	(13)	—	(43)	(195)
At December 31, 2017	$1,290	$480	$—	$11	$1,781